Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information
Entity Registrant Name	FINCERA INC.
Entity Central Index Key	0001417370
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	23,550,993
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015